Related party transactions - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Disclosure of transactions between related parties [line items]
Expense recognised during period for bad and doubtful debts for related party transaction	€ 0.0
Nominal interest rate	1.80%	1.10%
2% Related party loan, due March 2024 | SIGNA Retail Selection AG
Disclosure of transactions between related parties [line items]
Face value	€ 5.3
Nominal interest rate	2.00%